UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
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FORM ABS-15G
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ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

 Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2012 to December 31, 2012

Anthracite Capital, Inc.1
(Exact name of securitizer as specified in its charter)
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Date of Report (Date of earliest event reported):  June 21, 2013

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0001050112

Albert Togut
(not individually but solely in his capacity as
Chapter 7 Trustee for Anthracite Capital, Inc.)
(212) 594-5000
Name and telephone number, including area code, of the person to contact in connection with this filing
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Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) 

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) 

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) X

1
Anthracite Capital, Inc. filed a voluntary petition for relief under Chapter 7 of Title 11 of the United States Code in the United States Bankruptcy Court for the Southern District of New York (Case No. 10-11319) on March 15, 2010.  The United States Trustee appointed Albert Togut as Chapter 7 trustee for the estate of the Debtor (not individually but solely in his capacity as Chapter 7 trustee, the “Trustee”), who duly qualified, and is now the permanent trustee for the Debtor’s Chapter 7 estate.  The Trustee makes this filing based on information and belief and in a good-faith effort to provide the information required by Rule 15Ga-1 to investors, notwithstanding the pending liquidation of Anthracite Capital, Inc.   This form ABS-15G is made in respect of  in respect of the asset-backed securities sponsored by Anthracite Capital, Inc. and outstanding during the reporting period, which asset-backed securities were privately issued by the following issuers:  (i) Anthracite CDO I Ltd. and Anthracite CDO I Corp.; (ii) Anthracite CDO II Ltd. and Anthracite CDO II Corp., (iii) Anthracite CDO III Ltd. and Anthracite CDO III Corp., (iv) Anthracite 2004-HY1 Ltd. and Anthracite 2004-HY1 Corp.; (v) Anthracite 2005 HY-2 Ltd. and Anthracite 2005-HY2 Corp.; (vi) Anthracite CRE CDO 2006-HY3 Ltd.; and (vii) Anthracite Euro CRE CDO 2006-1 P.L.C.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ANTHRACITE CAPITAL, INC. (Securitizer), by its Chapter 7 Trustee /s/ Albert Togut ALBERT TOGUT, not individually but solely in his capacity as Chapter 7 Trustee of Anthracite Capital, Inc.

Date: June 21, 2013